RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS [Abstract]
Restructuring charges	$ 2,085
Restructuring liability	$ 488